17 .EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Loss Per Share Tables
Schedule of basic and diluted income (loss) per share
	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Numerator:
Net income (loss)	$(1,558,185)	$(7,703,932)	$3,402,623	$(11,247,780)
Preferred stock deemed dividend	-	-	-	(5,227,247)
Numerator for basic income (loss) per share	(1,588,185)	(7,703,932)	3,402,623	(16,475,027)
Change in fair value of Warrants “J” and “K” (note 12)	-	-	(6,289,513)	-
Numerator for diluted income (loss) per share	$(1,558,185)	$(7,703,932)	$(2,886,890)	$(16,475,027)

Denominator:
Denominator for basic EPS — weighted–average shares	9,336,389	3,670,471	8,293,343	3,025,448
Effect of dilutive securities:
Warrants	-	-	756,338	-
Shares issuable in January 2018 in connection with the 42West acquisition (Note 4)	-	-	493,165	-
Denominator for diluted EPS — adjusted weighted-average shares assuming exercise of warrants	9,336,389	3,670,471	9,542,846	3,025,448

Basic income (loss) per share	$(0.17)	$(2.10)	$0.41	$(5.45)
Diluted Income (loss) per share	$(0.17)	$(2.10)	$(0.30)	$(5.45)